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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

November 3, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust VI (the "Trust")
          Liberty Newport Asia Pacific Fund
          File Nos. 33-45117 & 811-6529

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2000 for the Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2000.

Very truly yours,

LIBERTY FUNDS TRUST VI

/s/Ellen Harrington
By: Ellen Harrington
    Assistant Secretary



S:\FUNDS\TRUSTVI\LNAPF\497(j).doc

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